Note 8 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021
Net earnings	$ 14,066,322	$ 11,424,475	$ 11,424,475
Less: Allocation to unvested restricted stock units	543,054	492,462
Net earnings attributable to common shareholders	$ 13,523,268	$ 10,932,013
Diluted (in shares)	6,623,769	6,703,654	6,703,654